Document And Entity Information	Jul. 07, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 07, 2025
Entity Registrant Name	VROOM, INC.
Entity Central Index Key	0001580864
Entity Emerging Growth Company	false
Entity File Number	001-39315
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	4700 Mercantile Dr.
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	(518)
Local Phone Number	535-9125
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VRM
Security Exchange Name	NASDAQ
Amendment Description